Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Income tax expense
Schedule of reconciliation of income taxes
	Year Ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Loss before income taxes	(30,344)	(395,803)	(500,370)
Computed expected income tax expense	(7,586)	(98,951)	(125,550)
Tax effect of non-deductible expenses	7,573	109,650	124,383
Tax effect of tax-exempt entities	(1,503)	(2,580)	2,938
Tax effect of non-taxable income	1,516	(8,119)	-
Income tax expense	-	-	1,711